As filed with the Securities and Exchange Commission on September 7, 2007

File No. 333-123040

811-08914

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 7    ☒

and/or

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 109                        ☒

(Check appropriate box or boxes.)

PHL Variable Accumulation Account

(Exact Name of Registrant)

PHL Variable Insurance Company

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor's Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor's Telephone Number, including Area Code)

John H. Beers, Esq.

PHL Variable Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on September 7, 2007 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Deferred variable annuity contracts

FILING NOTE:

This post-effective amendment incorporates by reference the prospectus and Statement of Additional Information dated May 1, 2007, as filed in post-effective amendment number 6 to Registration Statement on Form N-4 (File No. 333-123040) filed on April 24, 2007.

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Estate Edge®
The Phoenix Edge® – VA NY	Estate Strategies
Phoenix Income Choice®	Executive Benefit VUL
Phoenix Investors Edge®	Flex Edge
Phoenix Spectrum Edge®	Flex Edge Success®
Retirement Planners Edge	Individual Edge®
Phoenix DimensionsSM	Joint Edge®
Big Edge	Phoenix Executive VUL®
The Big Edge Plus®	Phoenix Express VULSM
Group Strategic Edge®	The Phoenix Edge®
The Big Edge Choice® – NY	The Phoenix Edge® – SPVL
Phoenix Spectrum Edge®+	Phoenix Express VUL® with GMWB

PHL Variable Accumulation Account	Phoenix Life and Annuity Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Executive Benefit VUL
The Phoenix Edge® – VA
Phoenix Income Choice®	PHLVIC Variable Universal Life Account
Phoenix Investors Edge®	The Phoenix Edge® – SVUL
Phoenix Premium Edge®	The Phoenix Edge® – VUL
Phoenix Spectrum Edge®	Phoenix Express VULSM
Retirement Planners Edge	Phoenix Express VULSM with GMWB
Phoenix DimensionsSM
The Big Edge Choice®
Phoenix Spectrum Edge®+

This supplement amends the prospectuses dated May 1, 2007 for each of the above variable annuity and variable universal life products and should be read with those prospectuses. This supplement, any other supplement dated since May 1, 2007, and the related prospectus together constitute a new prospectus dated September 7, 2007.

The following changes are effective on Monday, September 10, 2007

❖	The following investment options are added to the first page of your prospectus:

Sentinel Variable Products Trust

❖  Sentinel Variable Products Balanced Fund

❖  Sentinel Variable Products Bond Fund

❖  Sentinel Variable Products Common Stock Fund

❖  Sentinel Variable Products Mid Cap Growth Fund

❖  Sentinel Variable Products Small Company Fund

❖	The following is added to the Summary of Expenses section of your prospectus:

Annual Fund Expenses (as a percentage of fund average net assets for the year ended 12/31/06)

Series	Investment Management Fee	Rule 12b-1 or Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Expenses	Contractual Reimbursements & Waivers	Total Net Annual Fund Expenses
Sentinel Variable Products Balanced Fund	0.55%	0.00%	0.26%	N/A	0.81%	N/A	N/A
Sentinel Variable Products Bond Fund	040%	0.00%	0.28%	N/A	0.68%	N/A	N/A
Sentinel Variable Products Common Stock Fund	0.38%	0.00%	0.23%	N/A	0.61%	N/A	N/A
Sentinel Variable Products Mid Cap Growth Fund	0.48%	0.00%	0.29%	N/A	0.77%	N/A	N/A
Sentinel Variable Products Small Company Fund	0.40%	0.00%	0.25%	N/A	0.65%	N/A	N/A

TF930	1

❖	The following is added to the APPENDIX A – Investment Options section of your prospectus:

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk.	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Growth Fund	Seeks growth of capital.	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital.	Sentinel Asset Management, Inc.

❖	All references in the prospectus to the “Rydex Variable Trust Inverse Government Long Bond Fund” are hereby replaced with “Rydex Variable Trust Inverse Government Long Bond Strategy Fund”.

❖	If your contract or policy offers a Guaranteed Minimum Accumulation Benefit (GMAB) or a Guaranteed Minimum Withdrawal Benefit (GMWB):

1.	In the section entitled Additional Programs, the second paragraph of the Program Required for GMAB and GMWB sub-section is deleted and replaced with the following paragraph:

You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.

2.	Additionally, all references in the prospectus to a requirement to make program or option changes within the 30-day period surrounding the contract or policy anniversary (15 days prior and 15 days following) are hereby deleted.

❖

For all prospectuses listed above, except Corporate Edge, Executive Edge and Phoenix Executive VUL® , the Phoenix-Ibbotson Strategic Asset Allocation section of the prospectus is supplemented as follows:

If you elect to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on and after September 10, 2007, on an annual basis we will reallocate the contract or policy value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date or policy date, as applicable, for as long as the asset allocation program is in effect for your contract or policy.

❖	The variable annuity prospectuses listed above are supplemented by the following information:

Any reference in the prospectus indicating that you may participate in either the Dollar Cost Averaging Program or Asset Rebalancing Program, but not both at one time, does not apply in the following situation:

If you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following:

(1)	Dollar Cost Averaging, or, if provided by your contract, Enhanced Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

TF930	2

For contracts that offer Enhanced Dollar Cost Averaging: If you elect both the Enhanced Dollar Cost Averaging Program and the Asset Rebalancing Program, the total amount of your dollar cost averaging transfer must be allocated to the asset allocation program in effect for your contract.

❖	The variable universal life prospectuses listed above, other than the prospectuses for Corporate Edge, Executive Edge and Phoenix Executive VUL® , are supplemented with the following information:

Any reference in the prospectus indicating that you may participate in either the Dollar Cost Averaging Program or Asset Rebalancing Program, but not both at one time, will not apply in the following situation:

If you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following:

(1)	Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

Additionally, if your policy was issued on and after September 10, 2007 and Enhanced Dollar Cost Averaging is a policy feature, if you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following programs:

(1)	Enhanced Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

For contracts that offer Enhanced Dollar Cost Averaging: If you elect both the Enhanced Dollar Cost Averaging Program and the Asset Rebalancing Program, the total amount of your dollar cost averaging transfer must be allocated to the asset allocation program in effect for your policy.

❖	For the variable annuity prospectuses listed above that describe contracts offering the Enhanced Dollar Cost Averaging Program:

1.	the following information is added to the Dollar Cost Averaging sub-section of the prospectus within the Additional Programs section.

You may cancel an Enhanced Dollar Cost Averaging Program at any time. If you choose to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period, the interest rate that will apply to the amounts you have allocated to your program, less any applicable contract or policy charges, will not be affected by the early termination. Instead, the interest rate that will apply is the rate that had been in effect for the program period you elected at the time you made the election. If you cancel your program before the end of the period you originally elected, you will not earn program interest following the valuation date on which your program terminates.

2.	The requirement that transfers out of the Guaranteed Interest Account (GIA) be made over a 4-year period in certain percentages each year does not apply to transfers from the GIA as a result of termination of an Enhanced Dollar Cost Averaging Program prior to the end of the program period. Consequently, any reference in the prospectuses to this requirement is limited as described above.

Dated: September 7, 2007	Please keep this supplement for future reference.

TF930	3

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Estate Edge®
The Phoenix Edge® – VA NY	Estate Strategies
Phoenix Income Choice®	Executive Benefit VUL
Phoenix Investors Edge®	Flex Edge
Phoenix Spectrum Edge®	Flex Edge Success®
Retirement Planners Edge	Individual Edge®
Phoenix DimensionsSM	Joint Edge®
Big Edge	Phoenix Executive VUL®
The Big Edge Plus®	Phoenix Express VULSM
Group Strategic Edge®	The Phoenix Edge®
The Big Edge Choice® – NY	The Phoenix Edge® – SPVL
Phoenix Spectrum Edge®+	Phoenix Express VUL® with GMWB

PHL Variable Accumulation Account	Phoenix Life and Annuity Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Executive Benefit VUL
The Phoenix Edge® – VA
Phoenix Income Choice®	PHLVIC Variable Universal Life Account
Phoenix Investors Edge®	The Phoenix Edge® – SVUL
Phoenix Premium Edge®	The Phoenix Edge® – VUL
Phoenix Spectrum Edge®	Phoenix Express VULSM
Retirement Planners Edge	Phoenix Express VULSM with GMWB
Phoenix DimensionsSM
The Big Edge Choice®
Phoenix Spectrum Edge®+

This supplement amends the Statement of Additional Information dated May 1, 2007 for each of the above variable annuity and variable universal life products and should be read with those Statements of Additional Information. This supplement and the related Statement of Additional Information together constitute a new Statement of Additional Information dated September 7, 2007.

The following disclosure is added to the section of the Statement of Additional Information entitled Services.

Under an Administrative and Accounting Services Agreement between PFPC, INC. (PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing subaccount unit value for each subaccount of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per subaccount, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other separate accounts of the Company, and separate accounts of insurance company affiliates of the Company.

Year ended December 31	Fee Paid
2004	$2,059,968.19
2005	$548,916.20
2006	$537,086.62

Dated: September 7, 2007	Please keep this supplement for future reference.

TF931	1

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	Financial Statements

	(1)	The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2006; Statement of Operations for the year ended December 31, 2006; Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005; and Notes to Financial Statements.

	(2)	The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheet as of December 31, 2006 and 2005; Statement of Income, Comprehensive Income and Changes in Stockholder’s Equity for the years ended December 31, 2006, 2005 and 2004; Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.

(b)	Exhibits

	(1)	Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant’s Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

	(2)	Not Applicable.

	(3)	Distribution of Contracts

		(a)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant’s Form N-4 (File No.033-87376) Post-Effective Amendment No. 17, filed via EDGAR on April 30, 2002.

		(b)	Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registrant’s Form N-4 (File No. 333-123040 and 811-08914), filed via EDGAR on February 28, 2005.

	(4)	(a)	Form of Variable Annuity Contract Form No. D617 (Phoenix DimensionsSM) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4/A (File No. 333-123040 and 811-08914), filed via EDGAR on June 20, 2005.

		(b)	Guaranteed Minimum Income Benefit Rider, Form No. DR87 is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4/A (File No. 333-123040 and 811-08914), filed via EDGAR on June 20, 2005.

		(c)	Guaranteed Minimum Accumulation Benefit Rider, Form No. DR83 is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4/A (File No. 333-123040 and 811-08914), filed via EDGAR on June 20, 2005.

		(d)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR93.1 is incorporated by reference to Registrant’s Form N-4 (File No. 333-123040), Post-Effective Amendment No. 2, filed via EDGAR on November 9, 2005.

		(e)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB is incorporated by reference to Registrant’s Form N-4 (File No. 333-123040), Post-Effective Amendment No. 4, filed via EDGAR on October 10, 2006.

	(5)	Form of Application (Form No. OL4157.1) is incorporated by reference to Registrant’s Form N-4 (File No. 333-123040), Post-Effective Amendment No. 2, filed via EDGAR on November 9, 2005.

	(6)	(a)	Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Registrant’s Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

		(b)	Bylaws of PHL Variable Insurance Company, as amended and restated effective May 16, 2002 are incorporated by reference to Registrant’s Form N-4 (File No. 033-87376) filed via EDGAR on April 30, 2004.

(7)	Not Applicable.

(8)	(a)	Participation Agreements.

	(1)	(a)	Participation Agreement dated February 23, 1995 between PHL Variable Insurance Company (“PHLVIC”) and Wanger Advisors Trust (“Wanger”) is incorporated by reference to Registrant’s Form S-6 (File No. 333-65823), filed via EDGAR on October 16, 1998.

		(b)	Amendment No. 1 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Registrant’s Form S-6 (File No. 333-65823), filed via EDGAR on October 16, 1998.

	(2)	(a)	Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company (“PHLVIC”), is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

		(b)	Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and (“PHLVIC”), is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

		(c)	Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 26, 2006.

		(d)	Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

	(3)	Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(4)	(a)	Fund Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company (“PHLVIC”) is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

		(b)	Amendment No. 1 to the Fund Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

		(c)	Amendment No. 2 to the Fund Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(5)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

	(6)	Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(7)	Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(8)	Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(9)	Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

	(10)	Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 26, 2006.

	(11)	Fund Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040, filed via EDGAR on April 27, 2006.

	(12)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

	(13)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

	(14)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

	(15)	Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Registrant’s Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376), filed via EDGAR on February 20, 2007.

	(16)	Participation Agreement dated September 7, 2007 among PHL Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is filed herewith.

	(b)	Other Material Contracts:

(1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is filed herewith.

(2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC. is filed herewith.

(3) Information Sharing Agreements pursuant to Rule 22c-2 are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

(9)	Written Opinion and Consent of Kathleen A. McGah, Esq., is filed herewith.

(10)	(a)	Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP, is filed herewith.

	(b)	Powers of Attorney are incorporated by reference to Form N-4 (File No. 333-78761), Post-Effective Amendment No. 18, filed via EDGAR on April 23, 2007.

(11)	Not Applicable.

(12)	Not Applicable.

Item 25.	Directors and Executive Officers of the Depositor.

Name	Position
Michael E. Haylon*	Director, Executive Vice President and Chief Financial Officer
Philip K. Polkinghorn*	Director and President
James D. Wehr**	Director, Executive Vice President and Chief Investment Officer
John H. Beers*	Vice President and Secretary
Katherine P. Cody*	Senior Vice President and Chief Accounting Officer
John R. Flores*	Vice President and Chief Compliance Officer
Daniel J. Moskey*	Vice President and Treasurer
Tracy L. Rich*	Executive Vice President and Assistant Secretary
Christopher M. Wilkos**	Senior Vice President and Corporate Portfolio Manager

*	The business address of this individual is One American Row, Hartford, CT 06103-2899.
**	The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

WS Griffith Advisors, Inc. (100%) Delaware

WS Griffith Securities, Inc. (100%) New York

Phoenix Investment Management Company (100%) Connecticut

Phoenix Investment Partners, Ltd. (100%) Delaware

DP Holdings, Ltd. (100%) New Brunswick, Canada

DPCM Holdings, Inc. (100%) Illinois

Duff & Phelps Investment Management Co. (100%) Illinois

Goodwin Capital Advisers, Inc. (100%) New York

Kayne Anderson Rudnick Investment Management, LLC (100%) California

Pasadena Capital Corporation (100%) California

Engemann Asset Management (100%) California

Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut

Phoenix Equity Planning Corporation (100%) Connecticut

Phoenix Investment Counsel, Inc. (100%) Massachusetts

Phoenix/Zweig Advisers, LLC (100%) Delaware

Euclid Advisers, LLC (100%) New York

PXP Securities Corp. (100%) New York

Rutherford Financial Corporation (100%) Delaware

Rutherford, Brown & Catherwood, LLC (73.2%) Delaware

SCM Advisors, LLC (100%) California

Walnut Asset Management, LLC (70.6%) Delaware

Phoenix Life Insurance Company (100%) New York

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

American Phoenix Life and Reassurance Company (100%) Connecticut

Phoenix Life and Reassurance Company of New York (100%) New York

Emprendimiento Compartido, S.A. (100%) Argentina

PFG Holdings, Inc. (100%) Pennsylvania

AGL Life Insurance Company (100%) Pennsylvania

PFG Distribution Company (100%) Delaware

Philadelphia Financial Group, Inc. (100%) Delaware

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

PML International Insurance Limited (100%) Bermuda

The Phoenix Edge Series Fund (0%) Massachusetts business trust

Phoenix National Trust Holding Company (100%) Connecticut

Only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27.	Number of Contract Owners.

As of July 31, 2007, there were 430 qualified and 270 nonqualified contract owners.

Item 28.	Indemnification.

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Article VI. Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: “Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter.

Phoenix Equity Planning Corporation (“PEPCO”).

(a)	PEPCO serves as the principal underwriter for the following entities:

Phoenix Adviser Trust, Phoenix Asset Trust,Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Opportunities Trust, Phoenix PHOLIOsSM, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

(b)	Directors and Executive Officers of PEPCO.

Name	Position
George R. Aylward, Jr. **	Director, Executive Vice President
John H. Beers*	Vice President and Secretary
John R. Flores*	Vice President and Anti-Money Laundering Officer
Michael E. Haylon*	Director
Stephen D. Gresham**	Director, Senior Vice President
David C. Martin*	Vice President and Chief Compliance Officer
David R. Pellerin*	Vice President and Chief Financial Officer
Philip R. Polkinghorn*	Executive Vice President
Francis G. Waltman**	Director, President

*	The business address of this individual is One American Row, Hartford, CT 06103-2899.
**	The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

(c)	PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
PEPCO	$0	$0	$0	$0

Item 30.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06103-2899.

Item 31.	Management Services.

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,	Fee paid
2004	$98, 275
2005	$86,000
2006	$101,000

Item 32.	Undertakings.

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b)	Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

(d)	PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 7 to Registration Statement No. 333-123040 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 6th day of September, 2007.

PHL Variable Accumulation Account
PHL VARIABLE INSURANCE COMPANY

By:
*Philip K. Polkinghorn
Director, President

By:	/s/ Kathleen A. McGah
* Kathleen A. McGah

*As Attorney-in-Fact pursuant to power of attorney.

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 7 to Registration Statement No. 333-123040 on September 6, 2007.

Signature		Title

Director, President
* Philip K. Polkinghorn

Director, Executive Vice President
* Michael E. Haylon		and Chief Financial Officer

Senior Vice President and
* Katherine P. Cody		Chief Accounting Officer

Director
* James D. Wehr

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah

*As Attorney-in-Fact pursuant to Powers of Attorney

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